Background, Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Vivid Seats Inc
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background, Description of Business and Basis of Presentation
1. B
ACKGROUND
AND
B
ASIS
OF
P
RESENTATION
Vivid Seats Inc. and its subsidiaries including Hoya Intermediate, LLC and Vivid Seats LLC (collectively the “Company,” “us,” “we,” and “our”), provide an online secondary ticket marketplace, that enables ticket buyers to discover and easily purchase tickets to sports, concerts, theater, and other live events in the United States and Canada. Through our Marketplace segment, we operate an online platform enabling ticket buyers to purchase tickets to live events, while enabling ticket sellers to seamlessly manage their operations. In our Resale segment, we acquire tickets to resell on secondary ticket marketplaces, including our own.
We have prepared the accompanying unaudited condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and the instructions to the Quarterly Report on Form
10-Q
and Article 10 of Regulation
S-X
issued by the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the information and notes required by GAAP for comprehensive annual financial statements. Our condensed consolidated financial statements are not necessarily indicative of results that may be expected for any other interim period or for the full year. These condensed consolidated financial statements should be read in conjunction with the audited annual consolidated financial statements and related notes included in our Annual Report on Form
10-K
for the fiscal year ended December 31, 2021 which was filed on March 15, 2022. Our condensed consolidated financial statements include all of our accounts, including those of our consolidated subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.
Immaterial Correction of an Error in Prior Periods
During the second quarter of 2021, we identified immaterial errors related to the classification of information technology expenses that impacted our previously issued financial statements for the three months ended March 31, 2021. Previously, we classified information technology expenses entirely within General and administrative expenses in the Condensed Consolidated Statements of Operations. We subsequently determined that a portion of our information technology expenses are directly attributable to our revenue-generating activities and should be classified within Cost of revenues. We have adjusted for these errors by revising our financial statements presented herein. The correction resulted in an increase to Cost of revenues of $0.4 million for the three months ended March 31, 2021, with a corresponding reduction to General and administrative expenses. The increase to Cost of revenues resulted in a decrease to Marketplace and Resale contribution margin of $0.3 million and $0.1 million, respectively, for the three months ended March 31, 2021. The effect of the error did not impact the Net loss, the Condensed Consolidated Balance Sheets, and Condensed Consolidated Statements of Cash Flows.
COVID-19
Update
The
COVID-19
pandemic continues to have a material impact on our business and results of operations. Beginning in the second quarter of 2021, and continuing through the first quarter of 2022, we have seen a recovery in ticket orders as mitigation measures ease.
The
COVID-19
pandemic is evolving, and as new variants emerge the ultimate pace and timing of recovery continues to remain uncertain. We expect uncertainties around our key accounting estimates to continue to evolve depending on the duration and degree of impact associated with the
COVID-19
pandemic. Our estimates may change as new events occur and additional information emerges, and such changes are recognized or disclosed in our condensed consolidated financial statements. If economic conditions caused by the pandemic do not continue to recover, our financial condition, cash flows, and results of operations may be further materially impacted.
Betcha Acquisition
On December 13, 2021, we acquired 100% of the equity interests of Betcha, Sports Inc. (“Betcha”). Betcha is a real money daily fantasy sports app with social and gamification features that enhance fans’ connection with their favorite live sports. The acquisition date fair value of the consideration transferred consisted of approximately $0.8 million in cash and 2.1 million shares of Class A common stock. The total consideration includes cash earnouts of $7.5 million as of the acquisition date representing the estimated fair value that we may be obligated to pay if Betcha meets certain earnings objectives following the acquisition. In addition, the purchase consideration includes future milestone payments of $9.7 million as of the acquisition date representing the estimated fair value that we may be obligated to pay upon the achievement of certain integration objectives. The purchase consideration allocation for Betcha is preliminary because the evaluations necessary to assess the fair values of the net assets acquired are still in process. The primary areas that are not yet finalized relate to the valuations of certain intangible assets, cash earnouts, milestone payments, and acquired income tax
assets and liabilities. As a result, these allocations are subject to change during the purchase price allocation period as the valuations are finalized.

1. B
ACKGROUND
, D
ESCRIPTION
OF
B
USINESS
AND
B
ASIS
OF
P
RESENTATION
Vivid Seats Inc. and its subsidiaries including Hoya Intermediate, LLC and Vivid Seats LLC (collectively the “Company,” “us,” “we,” and “our”), provide an online secondary ticket marketplace, that enables ticket buyers to discover and easily purchase tickets to sports, concerts, theater, and other live events in the United States and Canada. Through our Marketplace segment, we operate an online platform enabling ticket buyers to purchase tickets to live events, while enabling ticket sellers to seamlessly manage their operations. In our Resale segment, we acquire tickets to resell on secondary ticket marketplaces, including our own.
Our consolidated financial statements include all of our accounts, including those of our consolidated subsidiaries. All intercompany transactions and balances have been eliminated in consolidation. The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). We have included all adjustments necessary for a fair presentation of the results for the full year. These adjustments consist of normal and recurring items.
Vivid Seats Inc. was incorporated in Delaware on March 29, 2021 as a wholly owned subsidiary of Hoya Intermediate, LLC (“Hoya Intermediate”). Vivid Seats Inc. was formed for the purpose of completing the transactions contemplated by the definitive transaction agreement, dated April 21, 2021 (the “Transaction Agreement”), by and among Horizon Acquisition Corporation (“Horizon”), a publicly traded special purpose acquisition company, Hoya Intermediate, Hoya Topco, LLC (“Hoya Topco”), a Delaware limited liability company, the Company and the other parties thereto.
As more fully described below, on October 18, 2021, the transactions contemplated by the Transaction Agreement were completed. As a result, Vivid Seats Inc. holds approximately 40.1% of the common units of Hoya Intermediate, which represents a controlling interest in Hoya Intermediate.
The Merger Transaction and PIPE Financing
—On October 18, 2021, we consummated a series of transactions (collectively, the “Merger Transaction”) between Horizon, Vivid Seats Inc., and Hoya Intermediate. The Merger Transaction was accounted for as a reverse recapitalization, with Hoya Intermediate treated as the accounting acquirer. Accordingly, our consolidated financial statements represent a continuation of the financial statements of Hoya Intermediate with net assets of Hoya Intermediate stated at historical cost.
In connection with the Merger Transaction, Vivid Seats Inc.:

•
Issued 29,431,260 shares of Class A common stock to former shareholders of Horizon, whereby $293.2 million in cash and cash equivalents (after the payment of $18.7 million in transaction costs incurred by Horizon) of Horizon became available to Vivid Seats Inc.

We su
bs
e
quently

paid an additional $15.5 million
 in transaction costs incurred by Horizon
 using the cash

and ca
sh
 eq
ui
valents tha
t became
 availab
le to
Vivid Seats Inc.;

•
Issued 118,200,000 shares of Class B common stock and 6,000,000 warrants at an exercise price of $0.001 per share to purchase Class B common stock (“Class B Warrants”), which are only exercisable upon the exercise of a corresponding Hoya Intermediate Warrant (defined below), to Hoya Topco in exchange for the outstanding shares of Hoya Intermediate, LLC;

•
Received $475.2 million in aggregate consideration from certain investors, including Horizon Sponsor, LLC, in exchange for 47,517,173 shares of Class A common stock, pursuant to a private investment in public equity (“PIPE Financing”).

•
Used proceeds from Horizon and the PIPE Financing to pay (i) $482.4 million towards our outstanding debt, (ii) $236.0 million to facilitate the redemption of preferred units held in Hoya Intermediate, and (iii) $54.3 million for transaction fees incurred in connection with the business combination;

•	Issued to Horizon Sponsor, LLC (i) warrants to purchase 17,000,000 shares of Class A common stock at an exercise price of $10.00 per share , (ii) warrants to purchase 17,000,000 shares of Class A common stock at an exercise of $15.00 per share (collectively, the “Exercise Warrants”), and (iii) 50,000 shares of Class A common stock; and

•
Issued private warrants to purchase 6,519,791 shares of Class A common stock of Vivid Seats Inc., at an exercise price of $11.50 per share (“Private Warrants”), and public warrants to purchase 18,132,776 shares of Class A common stock of Vivid Seats Inc., at an exercise price of $11.50 per share (“Public Warrants”), to former holders of Horizon warrants;

In connection with the Merger Transaction, Hoya Intermediate issued to Hoya Topco (i) warrants to purchase 3,000,000 shares of Hoya Intermediate common units at an exercise price of $10.00 per share, and (ii) warrants to purchase 3,000,000 shares of Hoya Intermediate common units at an exercise of $15.00 per share (collectively, the “Hoya Intermediate Warrants”). A portion of the Hoya Intermediate Warrants consists of warrants to purchase 1,000,000 Hoya Intermediate common units at exercise prices of $10.00 and $15.00 per unit, respectively, were issued in tandem with stock options issued by Vivid Seats, Inc. to members of our management team (“Option Contingent Warrants”). The Option Contingent Warrants only become available to exercise by Hoya Topco in the event that a corresponding management option is forfeited. For additional details regarding the issuance of warrants in connection with the Merger Transaction, refer to Note 18,
Warrants
.
Following the business combination, the legacy unit holders of Hoya Intermediate own a controlling interest in Vivid Seats Inc. through their ownership of Class B common stock in Vivid Seats Inc.
COVID-19
Update
—The
COVID-19
pandemic has materially impacted our business and results of operations in the years ended December 31, 2021 and 2020. During the year ended December 31, 2020, we recognized impairment charges resulting in a reduction in the carrying values of goodwill, indefinite-lived trademarks, definite-lived intangible assets, and other long-lived assets. Beginning in the second quarter of 2021, and continuing through the fourth quarter of 2021, we have seen a recovery in ticket orders as mitigation measures ease.
The
COVID-19
pandemic is evolving, and as new variants emerge the ultimate pace and timing of recovery continues to remain uncertain. We expect uncertainties around our key accounting estimates to continue to evolve depending on the duration and degree of impact associated with the
COVID-19
pandemic. Our estimates may change as new events occur and additional information emerges, and such changes are recognized or disclosed in our consolidated financial statements. If economic conditions caused by the pandemic do not continue to recover, our financial condition, cash flows, and results of operations may be further materially impacted.